Cost of Sales - Schedule of Cost of Sales (Details) (Parenthetical) - AUD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
COST OF SALES
Inventories expired during the year			$ 24,506